Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 01, 2025 [1]	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
Brookmont Catastrophic Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,084	$ 10,403	$ 10,587
Bloomberg Global-Aggregate Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,206	10,383	10,511
Swiss Re Global Cat Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,174	$ 10,765	$ 11,017

[1]	Inception